Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) Unaudited - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) Unaudited
Revenue from mining operations	$ 21,042	$ 14,616	$ 61,683	$ 41,796
Cost of sales	11,137	8,907	30,992	29,051
Mine operating income	9,905	5,709	30,691	12,745
Operating expenses
General and administrative expenses	1,832	1,455	5,928	4,518
Share-based payments	1,165	531	2,847	1,601
Income before other items	6,908	3,723	21,916	6,626
Other items
Interest and other income	342	(77)	675	77
Gain (loss) on long-term investments	2,383	(268)	2,746	87
Unrealized gain on derivative	86	0	2,000	0
Foreign exchange gain (loss)	1,139	170	(391)	342
Finance cost	(69)	(5)	(78)	(10)
Accretion of reclamation provision	(56)	(49)	(156)	(151)
Interest expense	(27)	(77)	(218)	(248)
Other expenses	0	0	(421)	0
Write-down of uncollectible account	0	(621)	0	(621)
Income before income taxes	10,706	2,796	26,073	6,102
Income taxes:
Current income tax expense	(3,333)	(1,258)	(8,426)	(2,033)
Deferred income tax (expense) recovery	329	(369)	(1,464)	(1,061)
Income tax expense	(3,004)	(1,627)	(9,890)	(3,094)
Net income	7,702	1,169	16,183	3,008
Other comprehensive income (loss)
Currency translation differences	(1,075)	1	439	(123)
Total comprehensive income	$ 6,627	$ 1,170	$ 16,622	$ 2,885
Income per share
Basic	$ 0.05	$ 0.01	$ 0.11	$ 0.02
Diluted	$ 0.05	$ 0.01	$ 0.10	$ 0.02
Weighted average number of common shares outstanding
Basic	147,988,156	135,070,079	144,682,370	132,925,193
Diluted	157,140,213	140,429,861	154,716,640	138,723,903